Income Taxes - Summarizes Major Jurisdictions Subject to Examination (Parenthetical) (Detail) (Japan [Member])	12 Months Ended
Mar. 31, 2014
Japan [Member]
Income Tax Contingency [Line Items]
Earliest year for transfer pricing taxation under examination	2008